Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Schedule of Common Shares Subject to Redemption	At September 30, 2023 and December 31, 2022, the common stock reflected in the balance sheet are reconciled in the following table:
Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(1,016,600)
Proceeds allocated to Public Rights	(1,329,317)
Common Stock issuance costs	(8,304,420)
Plus:
Remeasurement of carrying value to redemption value	12,476,505
Common shares subject to possible redemption, December 31, 2022	$116,826,168
Less:
Redemption of common stock	(82,498,497)
Plus:
Remeasurement of carrying value to redemption value	2,457,120
Common shares subject to possible redemption, September 30, 2023	$36,784,791

At December 31, 2022, the common stock reflected in the balance sheet are reconciled in the following table:
Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(1,016,600)
Proceeds allocated to Public Rights	(1,329,317)
Common Stock issuance costs	(8,304,420)
Plus:
Remeasurement of carrying value to redemption value	12,476,505
Common stock subject to possible redemption, December 31, 2022	$116,826,168

Schedule of Basic and Diluted Net Loss Per Common Share	The following table reflects the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):
	For the Three Months Ended September 30,				For the Nine Months Ended September 30,
	2023		2022		2023		2022
	Redeemable	Non- redeemable	Redeemable	Non- redeemable	Redeemable	Non- redeemable	Redeemable	Non- redeemable
Basic and diluted net (loss) income per share of common stock
Numerator:
Allocation of net (loss) income, as adjusted	$(116,711)	$(104,677)	$—	$72,860	$(367,108)	$(144,633)	$—	$8,513
Denominator:
Basic and diluted weighted average shares outstanding	3,492,647	3,132,500	—	5,047,582	7,950,953	3,132,500	—	3,607,152

Basic and diluted net (loss) income per share of common stock	$(0.03)	$(0.03)	$—	$0.01	$(0.05)	$(0.05)	$—	$0.00

The following table reflects the calculation of basic and diluted net income (loss) per common stock (in dollars, except per share amounts):
	For the Year Ended December 31, 2022		For The Period From March 3, 2021 (Inception) Through December 31, 2021
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss), as adjusted	$310,527	$266,913	$—	$(490)
Denominator:
Basic and diluted weighted average shares outstanding	3,434,247	2,951,897	—	2,500,000

Basic and diluted net income (loss) per share of common stock	$0.09	$0.09	$—	$(0.00)